Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of maturity of lease liability

Maturity of Lease Liability	Amount
2022 (remainder of the year)	$22,488
2023	58,675
Total undiscounted lease payments	81,163
Less: Imputed interest	(3,466)
Present value of lease liabilities	$77,697
Weighted Average Remaining lease term (in years)	1.02

Maturity of Lease Liability	Amount
2022	$41,688
2023	10,420
Total undiscounted lease payments	52,108
Less: Imputed interest	(2,677)
Present value of lease liabilities	$49,431
Remaining lease term (in years)	1.25